COVER	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Ouster, Inc.
Amendment Description	AMENDMENT NO. 1 TO FORM S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2528989
Entity Address, Address Line One	350 Treat Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	415
Local Phone Number	949-0108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001816581